Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2023
Exploration For And Evaluation Of Mineral Resources [Abstract]
Schedule of Exploration and Evaluation Assets

($ millions)	2023	2022
Exploration and evaluation assets at cost	1,578.6	1,453.4
Accumulated amortization	(971.6)	(1,349.2)
Net carrying amount	607.0	104.2

Reconciliation of movements during the year
Cost, beginning of year	1,453.4	1,613.3
Accumulated amortization, beginning of year	(1,349.2)	(1,564.5)
Net carrying amount, beginning of year	104.2	48.8

Net carrying amount, beginning of year	104.2	48.8
Acquisitions through business combinations	515.2	28.0
Additions	224.8	134.2
Dispositions	(1.9)	(10.9)
Transfers to property, plant and equipment	(204.3)	(80.8)
Amortization	(30.9)	(15.2)
Foreign exchange	(0.1)	0.1
Net carrying amount, end of year	607.0	104.2

($ millions)	2023	2022
Development and production assets	24,580.6	22,340.0
Corporate assets	132.1	126.2
Property, plant and equipment at cost	24,712.7	22,466.2
Accumulated depletion, depreciation and impairment	(13,994.4)	(14,736.8)
Net carrying amount	10,718.3	7,729.4

Reconciliation of movements during the year
Development and production assets
Cost, beginning of year	22,340.0	23,402.9
Accumulated depletion and impairment, beginning of year	(14,651.8)	(15,762.6)
Net carrying amount, beginning of year	7,688.2	7,640.3

Net carrying amount, beginning of year	7,688.2	7,640.3
Acquisitions through business combinations	4,348.6	66.0
Additions	1,025.8	741.9
Dispositions	(657.7)	(285.8)
Transfers from exploration and evaluation assets	204.3	80.8
Reclassified as assets held for sale	(98.7)	(148.4)
Depletion	(1,009.3)	(911.4)
Impairment reversal (impairment)	(822.2)	428.6
Foreign exchange	0.2	76.2
Net carrying amount, end of year	10,679.2	7,688.2

Cost, end of year	24,580.6	22,340.0
Accumulated depletion and impairment, end of year	(13,901.4)	(14,651.8)
Net carrying amount, end of year	10,679.2	7,688.2

Corporate assets
Cost, beginning of year	126.2	123.2
Accumulated depreciation, beginning of year	(85.0)	(76.2)
Net carrying amount, beginning of year	41.2	47.0

Net carrying amount, beginning of year	41.2	47.0
Additions	5.9	2.6
Depreciation	(8.0)	(8.5)
Foreign exchange	—	0.1
Net carrying amount, end of year	39.1	41.2

Cost, end of year	132.1	126.2
Accumulated depreciation, end of year	(93.0)	(85.0)
Net carrying amount, end of year	39.1	41.2